Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Even Herd Long Short ETF
Shareholder Report [Line Items]
Fund Name	Even Herd Long Short ETF
Class Name	Even Herd Long Short ETF
Trading Symbol	EHLS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Even Herd Long Short ETF (the "Fund") for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.evenherd.com/ehls. You can also request this information by contacting us at (844) 713-1220 or by writing to the Even Herd Long Short ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(844) 713-1220
Additional Information Website	https://www.evenherd.com/ehls
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Even Herd Long Short ETF	$372	3.32%

Expenses Paid, Amount	$ 372
Expense Ratio, Percent	3.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what drove results?

The Fund generated a net return of 23.90% for the reporting period, outperforming the S&P 500 Total Return Index return of 17.80% by approximately 610 basis points. Net equity exposure remained consistently positive, generally ranging between 55% and 75%.

Drivers of Performance

Markets moved through a full sentiment cycle during the period, beginning with tariff-driven volatility in 2025, followed by a technology-led rally, and ending with a renewed risk-off rotation in the first quarter of 2026. The Fund’s relative momentum framework benefited from sustained leadership in Materials, Utilities, and Energy, with strong contributions from companies tied to real assets and critical infrastructure.

Outperformance was driven primarily by:

• Alignment of the long portfolio with durable sector leadership trends

• An underweight to Technology as leadership narrowed

• Effective short positioning in lagging large-cap Technology and Communication Services names during periods of market stress

The enhanced position clustering framework, implemented at the start of the period, improved portfolio resilience. This was most evident in the first quarter of 2026, when the S&P 500 Total Return Index declined 4.33%, while the Fund returned 6.21%, a spread of approximately 1054 basis points.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]	Annual Performance
Average Annual Returns for the Periods Ended March 31, 2026	1 Year	Since Inception 4/1/2024
Even Herd Long Short ETF - at NAV	23.90%	12.22%
S&P 500® Total Return Index	17.80%	13.06%

Performance Inception Date	Apr. 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit https://www.evenherd.com/ehls for more recent performance information.
Net Assets	$ 57,328,000
Holdings Count | Holdings	313
Advisory Fees Paid, Amount	$ 643,663
Investment Company, Portfolio Turnover	158.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of March 31, 2026)
Fund Size (Thousands)	$57,328
Number of Holdings	313
Total Advisory Fee Paid	$643,663
Portfolio Turnover Rate	158%

Holdings [Text Block]

What did the Fund invest in?

(as of March 31, 2026)

Security Type - Investments

(% of Net Assets)

Security Type - Securities Sold Short

(% of Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents cash, short-term investments and liabilities in excess of other assets.

^	Represents less than 0.05% of net assets.

Largest Holdings [Text Block]
Top Holdings	(% of Net Assets)
First American Government Obligations Fund - Class X, 3.58%	14.8
TechnipFMC PLC	1.9
Welltower, Inc.	1.6
Outfront Media, Inc.	1.6
Entergy Corp.	1.6
Diversified Healthcare Trust	1.6
Universal Insurance Holdings, Inc.	1.5
Mercury General Corp.	1.5
Cardinal Health, Inc.	1.5
Solaris Energy Infrastructure, Inc.	1.4

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://www.evenherd.com/ehls.

Material Fund Change [Text Block]	Fund Changes There have been no changes.